Business Combination	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities in business combination [abstract]
Business Combination	Business Combination
Acquisition of Synopsys, Inc.’s (“Synopsys”) ARC Processor IP Solutions business – On June 1, 2026, the Company completed its acquisition of Synopsys’ ARC Processor IP Solutions business and a team of engineers and designers. This strategic acquisition builds on the differentiated capabilities the Company gained through the MIPS acquisition by expanding our RISC-V and custom processor IP portfolio and software tools and accelerates time-to-market for custom silicon solutions.

Details of the purchase consideration:

(in millions)	Amount
Cash	$440
Contingent consideration	4
Replacement share-based payment awards	11
Total purchase consideration	$455
The fair value of consideration transferred was determined by the Company with the assistance of an independent appraiser as part of the purchase price allocation.

Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$5
Other noncurrent assets	20
Developed technology	68
In-process research and development	28
Customer relationships	145
Liabilities
Trade payables and other current liabilities	(19)
Other noncurrent liabilities	(6)
Net identifiable assets acquired	$241
Add: Goodwill(1)	$214
Net assets acquired	$455
(1)    Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized is expected to be deductible for income tax purposes.

The fair value of certain identifiable assets and liabilities relating to deferred revenue and deferred tax assets have been determined provisionally and are subject to adjustments as we obtain additional information. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from the acquisition date.

The valuation of acquired intangible assets consisting of the developed technology, in-process research and development (“IPR&D”), and customer relationships were determined based on management’s estimates and consultation with an independent appraiser. The fair value of developed technology and IPR&D were estimated using the relief from royalty method, while the customer relationships were measured at fair value using the multiperiod excess earnings method. The valuation of the intangible assets required management to make significant estimates and assumptions, which included the expected revenue growth rates and EBITDA margin, customer attrition rates, royalty rates and discount rates applied to future cash flows.

Acquisition of Advanced Micro Foundry Pte. Ltd. – On November 18, 2025, the Company completed its acquisition of Advanced Micro Foundry Pte. Ltd. (“AMF”). AMF is a pioneering silicon photonics foundry based in Singapore. The acquisition is expected to enhance the Company’s scale, differentiation and customer base in silicon photonics and optical networking.
The total purchase consideration was $453 million in cash paid on the closing date. The Company engaged an independent appraiser to assist in determining the fair values of the acquired assets and assumed liabilities as part of the purchase price allocation.

Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$87
Other noncurrent assets	36
Developed technology	74
In-process research and development	63
Customer relationships	66
Liabilities
Trade payables and other current liabilities	(17)
Other noncurrent liabilities	(30)
Net identifiable assets acquired	$279
Add: Goodwill(1)	$174
Net assets acquired	$453
(1)    Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized will not be deductible for income tax purposes.
The fair value of certain identifiable assets and liabilities relating to working capital adjustments and deferred tax liabilities have been determined provisionally and are subject to adjustments as we obtain additional information. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from the acquisition date.
The valuation of acquired intangible assets consisting of the developed technology, in-process research and development (“IPR&D”) and customer relationships were determined based on management’s estimates and consultation with an independent appraiser. The fair value of developed technology and IPR&D was estimated using the relief from royalty method, while the customer relationships were measured at fair value using the multiperiod excess earnings method. The valuation of the intangible assets required management to make significant estimates and assumptions, which included the future cash flows, expected revenue growth rates, royalty rates, technology migration curve and discount rate applied to future cash flows.
Acquisition of MIPS Holdings Inc.– On August 13, 2025, the Company completed its acquisition of MIPS Holdings Inc. ("MIPS"). MIPS is a leading provider of computing subsystems for autonomous platforms serving the automotive, industrial, and embedded markets. The acquisition is expected to expand the Company’s portfolio of customizable intellectual property (“IP”) offerings and enhance the Company's ability to differentiate its process technologies through advanced IP and software capabilities.
Details of the purchase consideration:

(in millions)	Amount
Cash	$215
Replacement share-based payment awards	11
Total purchase consideration	$226
The fair value of consideration transferred was determined by the Company with the assistance of an independent appraiser as part of the purchase price allocation.

Assets acquired and liabilities assumed at the date of acquisition are as follows:

(in millions)	Fair value
Assets
Current assets	$13
Other noncurrent assets	13
Developed technology	39
In-process research and development	44
Customer relationships	49
Liabilities
Trade payables and other current liabilities	(20)
Other noncurrent liabilities	(11)
Net identifiable assets acquired	$127
Add: Goodwill(1)	$99
Net assets acquired	$226
(1)    Goodwill is mainly attributable to the workforce, synergies, and expected future growth potential from access to new markets. Goodwill recognized will not be deductible for income tax purposes. The Company recorded tax remeasurement adjustments of $8 million against goodwill as of June 30, 2026.

The fair values of certain identifiable assets and liabilities relating to working capital adjustments and deferred tax liabilities have been determined provisionally and are subject to adjustments as we obtain additional information. Any adjustments to the purchase price allocation will be made as soon as practicable, but no later than one year from the acquisition date.
The valuation of acquired intangible assets consisting of the developed technology, IPR&D and customer relationships were determined based on management’s estimates and consultation with an independent appraiser. The fair value of the developed technology and the IPR&D was estimated using the relief from royalty method, while the customer relationships were fair valued using the multiperiod excess earnings method. The valuation of the intangible assets required management to make significant estimates and assumptions, which included the future cash flows, expected revenue growth rates, royalty rates, technology migration curve and discount rate applied to future cash flows.
Other business combinations – Silicon Manufacturing Partners Pte Ltd (“SMP”) was a joint venture between Avago Technologies International Sales Pte. Limited (“Avago Singapore”) and GLOBALFOUNDRIES Singapore Pte. Ltd. (“GlobalFoundries Singapore”). As of December 31, 2024, we held a 49% interest in SMP and managed all aspects of its manufacturing operations. On January 2, 2025, we acquired the remaining 51% of the shares in the share capital of SMP from Avago Singapore, thereby making SMP a wholly-owned subsidiary of GlobalFoundries. Total purchase price consideration of $64 million was allocated to the fair values of net assets acquired and resulted in the recognition of $37 million goodwill and the derecognition of the existing investment in the joint venture.
On November 14, 2025, the Company completed its acquisition of InfiniLink Inc. (“InfiniLink”) for $48 million. InfiniLink specializes in advanced optical data connectivity chips intended for hyper-scale data centers and enterprises. The acquisition is expected to enhance the Company’s in-house design capabilities and further strengthen competitiveness in optics. We recognized goodwill, other intangible assets and deferred tax liabilities of $29 million, $30 million and $11 million, respectively, based on the preliminary allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed.